Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Brazil - 3.5%
B3 S.A. - Brasil Bolsa Balcao	372,211	$908,581
Total Brazil		908,581

Canada - 4.6%
Waste Connections, Inc.	8,812	1,183,173
Total Canada		1,183,173

China - 3.6%
AIA Group, Ltd.	114,474	925,768
Total China		925,768

Denmark - 3.8%
Coloplast A/S - Class B	9,440	998,912
Total Denmark		998,912

Finland - 2.7%
Kone Oyj	16,605	699,736
Total Finland		699,736

France - 8.4%
LVMH Moet Hennessy Louis Vuitton SE	1,203	908,061
Safran S.A.	8,185	1,282,665
Total France		2,190,726

Germany - 7.8%
CTS Eventim AG & Co. KGaA	15,402	874,273
Deutsche Boerse AG	6,616	1,142,562
Total Germany		2,016,835

India - 6.8%
HDFC Bank, Ltd. - ADR	16,553	976,793
Tata Consultancy Services Ltd.	18,562	785,956
Total India		1,762,749

Indonesia - 3.2%
Bank Rakyat Indonesia Persero Tbk PT	2,481,697	838,151
Total Indonesia		838,151

Japan - 2.7%
Keyence Corp.	1,888	698,231
Total Japan		698,231

Mexico - 2.3%
Grupo Aeroportuario del Pacifico SAB de CV	36,295	595,902
Total Mexico		595,902

Netherlands - 6.7%
ASML Holding NV	1,098	646,448
Wolters Kluwer NV	8,995	1,089,074
Total Netherlands		1,735,522

Sweden - 3.9%
Atlas Copco AB	85,744	1,002,781
Total Sweden		1,002,781

Switzerland - 7.1%
Roche Holding AG	3,216	877,972
Sika AG	3,739	947,317
Total Switzerland		1,825,289

United Kingdom - 24.0%
Compass Group PLC	43,303	1,054,071
Experian PLC	28,477	931,419
Howden Joinery Group PLC	103,029	921,862
London Stock Exchange Group PLC	11,192	1,121,735
Rentokil Initial PLC	195,415	1,450,889
Unilever PLC	15,193	751,554
Total United Kingdom		6,231,530

United States - 6.5%
Booking Holdings, Inc. (a)	314	968,360
NXP Semiconductors NV	3,635	726,709
Total United States		1,695,069
TOTAL COMMON STOCKS (Cost $24,458,627)		25,308,955

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%	Shares
First American Government Obligations Fund - Class Z, 5.22% (b)	1,127,870	1,127,870
Total Money Market Funds		1,127,870
TOTAL SHORT-TERM INVESTMENTS (Cost $1,127,870)		1,127,870

TOTAL INVESTMENTS - 101.9% (Cost $25,586,497)		26,436,825
Liabilities in Excess of Other Assets - (1.9)%		(499,836)
TOTAL NET ASSETS - 100.0%		$25,936,989

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$5,359,518	$19,949,437	$–
Total Equities	5,359,518	19,949,437	–

Short-Term Investments:	–	–	–
Money Market Funds	1,127,870	–	–
Total Short-Term Investments	1,127,870	–	–

Total Investments in Securities	$6,487,388	$19,949,437	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.